Impairments of streams, royalties and other interests (Tables)	12 Months Ended
Dec. 31, 2024
Impairments of streams, royalties and other interests
Schedule of impairment charges and expected credit losses

For the years ended December 31	2024	2023
Mineral interest impairment charges
Nevada Copper[1]	$83,920	$—
Elevation Gold[2]	18,688	—
Stornoway Diamonds (Canada) Inc.[3]	—	8,448
Beaufor[4]	—	6,836
Other	4,438	—

Loans receivable impairment charges and expected credit losses
Nevada Copper[1]	20,197	—
Elevation Gold[2]	21,380	9,723
Stornoway Diamonds (Canada) Inc.[3]	(589)	11,720
Beaufor[4]	—	103
Total impairment charges and expected credit losses	$148,034	$36,830